NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Equity method investment	$ 7,233,000		$ 7,233,000
Federally insured limits	2,980,899		5,422,404	1,948,794
Inventory write-off	25,000		126,703
Inventory non- current assets	$ 196,315		$ 196,315
Product warranty Period	90 days		90 days
Advertising costs	$ 0	$ 0	$ 0	$ 0
Warrants [Member]
Product Information [Line Items]
Antidilutive shares		44,644	0	44,644
Employee Stock Options [Member]
Product Information [Line Items]
Antidilutive shares	475,368	1,387,775	606,452	1,387,775
Series D Convertible Preferred Stock [Member]
Product Information [Line Items]
Antidilutive shares	333,000	639,667	433,000	433,000
Series E Convertible Preferred Stock [Member]
Product Information [Line Items]
Antidilutive shares	5,172,416	4,541,667	5,172,416	3,833,334
Series F Convertible Preferred Stock [Member]
Product Information [Line Items]
Antidilutive shares			0	0
Minimum [Member]
Product Information [Line Items]
Product warranty Period	12 months		12 months
Maximum [Member]
Product Information [Line Items]
Product warranty Period	36 months		36 months
Patents [Member]
Product Information [Line Items]
Estimated useful life of intangible assets	17 years		17 years
Customer 1 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	60.00%	31.00%	34.00%	48.00%
Customer 1 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	89.00%		73.00%	83.00%
Customer 2 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage		30.00%	31.00%	30.00%
Customer 2 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage			17.00%	11.00%
Customer 3 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	18.00%	26.00%	13.00%	11.00%
Customer 3 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage			10.00%
Customer 4 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	11.00%		12.00%
Three Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | UNITED STATES
Product Information [Line Items]
Concentration risk, percentage	14.00%	61.00%	45.00%	44.00%
Sawgrass Parent [Member]
Product Information [Line Items]
Deferred revenue	$ 7,200,000
Equity method investment			$ 7,200,000
Asset Management Agreement [Member]
Product Information [Line Items]
Carrying value of common units received	7,200,000		7,200,000
Deferred revenue			$ 7,200,000
Equity method investment	$ 7,200,000